Details of Significant Accounts - Other payables, schedule of other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts
Employee bonus	$ 5,325	$ 4,593
Payroll	2,958	2,441
Promotional fees	1,759	1,496
Platform fees	951	969
Professional service fees	756	1,198
Remuneration to directors	115	115
Sales VAT payables	157	204
Post and telecommunications expenses	291	271
Others	519	369
Total other payables	$ 12,831	$ 11,656